UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

431 N. Pennsylvania Street
Indianapolis, IN	46204
(Address of principal executive offices)		(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2007

(Unaudited)

Fund Advisor:

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW, Suite 1650

Atlanta, Georgia 30339

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing.

Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

* In compliance with SEC guidelines, these returns are presented above with and without a deduction of maximum sales charges and other non-recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

** The S&P 500 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the S&P 500 Index and the Russell 1000 Value Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations) and held through June 30, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-431-1716. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations) and held through June 30, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-431-1716. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets

2Common Stock.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 10% of its assets in fixed income investments rated A+ or better by Standard & Poor’s, including U.S. Government securities, corporate debt securities, mortgage-backed securities and convertible securities. The Fund may invest its assets in American Depository Receipts (“ADRs”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (loads) for Class C shares of the Fund; short-term redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the contingent deferred sales charge (load) imposed on redemptions made less than one year after purchase. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the contingent deferred sales charge (load) imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class C	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During the Period* (January 1 2007, – June 30, 2007)
Actual	$1,000.00	$1,050.86	$10.17
Hypothetical **	$1,000.00	$1,014.88	$9.99
*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During the Period* (January 1 2007, – June 30, 2007)
Actual	$1,000.00	$1,056.56	$5.10
Hypothetical **	$1,000.00	$1,019.84	$5.01
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Crawford Dividend Growth Fund
Schedule of Investments
June 30, 2007
(Unaudited)

Common Stocks - 97.88%	Shares	Value

Accident & Health Insurance - 2.91%
AFLAC, Inc.	23,775	1,222,035

Beverages - 2.88%
PepsiCo, Inc.	18,700	1,212,695

Computer & Office Equipment - 2.99%
International Business Machines Corp.	11,950	1,257,738

Construction, Mining & Materials Handling Machinery & Equipment - 3.01%
Dover Corp.	24,700	1,263,405

Drilling Oil & Gas Wells - 3.11%
Helmerich & Payne, Inc.	36,925	1,307,883

Electronic & Other Electrical Equipment - 3.04%
General Electric Co.	33,400	1,278,552

Financial Services - 2.60%
American Capital Strategies, Ltd.	25,725	1,093,827

Fire, Marine & Casualty Insurance - 2.96%
American International Group, Inc.	17,800	1,246,534

Footwear (No Rubber) - 2.78%
Wolverine World Wide, Inc.	42,175	1,168,669

Insurance Agents, Brokers & Service - 2.80%
Arthur J. Gallagher & Co.	42,150	1,175,142

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 3.01%
Cintas Corp.	32,100	1,265,703

National Commercial Banks - 8.52%
Bank of America Corp.	24,500	1,197,805
Citigroup, Inc.	23,200	1,189,928
U.S. Bancorp	36,300	1,196,085
		3,583,818
Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 0.45%
Biomet, Inc.	4,100	187,452

Perfumes, Cosmetics & Other Toilet Preparations - 2.83%
Colgate-Palmolive Co.	18,350	1,189,998

Personal Credit Institutions - 3.17%
SLM Corp.	23,175	1,334,416

Petroleum Refining - 6.32%
Chevron Corp.	17,000	1,432,080
Exxon Mobil Corp.	14,600	1,224,648
		2,656,728

Pharmaceutical Preparations - 8.51%
Abbott Laboratories	22,075	1,182,116
Johnson & Johnson	19,100	1,176,942
Pfizer, Inc.	47,650	1,218,411

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
June 30, 2007
(Unaudited)

Common Stocks - 97.88% - continued	Shares	Value

Retail - Drug Stores and Proprietary Stores - 2.75%
Walgreen Co.	26,600	$1,158,164

Retail - Lumber & Other Building Materials Dealers - 2.95%
Home Depot, Inc.	31,500	1,239,525

Retail - Variety Stores - 2.92%
Wal-Mart Stores, Inc.	25,500	1,226,805

Semiconductors & Related Devices - 3.12%
Linear Technology Corp.	36,275	1,312,429

Services - Computer Processing & Data Preparation - 3.19%
Automatic Data Processing, Inc.	27,700	1,342,619

Ship, Boat Building & Repairing - 2.89%
General Dynamics Corp.	15,550	1,216,321

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.75%
Procter & Gamble Company	18,900	1,156,491

State Commercial Banks - 3.02%
Northern Trust Corp.	19,775	1,270,346

Surety Insurance - 2.88%
Ambac Financial Group, Inc.	13,900	1,211,941

Telephone Communications - 3.19%
AT&T Corp.	32,350	1,342,525

Wholesale - Durable Goods - 3.41%
W.W. Grainger, Inc.	15,425	1,435,296

Wholesale - Groceries & Related Products - 2.92%
Sysco Corp.	37,150	1,225,579

TOTAL COMMON STOCKS (Cost $34,618,847)		41,160,105

Money Market Securities - 1.96%
Huntington Money Market Fund - Investment Shares, 4.21% (a)	824,494	824,494

TOTAL MONEY MARKET SECURITIES (Cost $824,494)

TOTAL INVESTMENTS (Cost $35,443,341) - 99.84%		41,984,599

Other assets less liabilities - 0.16%

TOTAL NET ASSETS - 100.00%		$42,053,886

(a) Variable rate security; the money market rate shown represents the rate at June 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

Assets
Investments in securities, at market value (cost $35,443,341)	$ 41,984,599
Receivable for fund shares sold	25,000
Dividends receivable	75,459
Prepaid expenses	6,625
Interest receivable	1,963
Total assets	42,093,646

Liabilities
Accrued Advisory fees (a)	22,877
Payable to Fund Accountant, Fund Administrator and Transfer Agent	12,339
Payable to Custodian	63
Accrued 12b-1 fees, Class C	335
Accrued trustee and officer expenses	1,179
Other accrued expenses	2,967
Total liabilities	39,760

Net Assets	$ 42,053,886

Net Assets consist of:
Paid in capital	$ 34,425,580
Undistributed net investment income	281,946
Accumulated net realized gain from investment transactions	805,102
Net unrealized appreciation on investments	6,541,258

Net Asset Value	$ 42,053,886

Class C:

Net Assets	$ 403,830

Shares outstanding (unlimited number of shares authorized)	31,520

Net asset value and offering price per share	$ 12.81

Redemption price per share ($12.81 * 0.99) (b)	$ 12.68

Class I:

Net Assets	$ 41,650,056

Shares outstanding (unlimited number of shares authorized)	3,233,336

Net asset value, offering and redemption price per share	$ 12.88

(a) See Note 3 in the Notes to the Financial Statements.

(b) The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on Class C shares redeemed less than one year after they are purchased.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund
Statement of Operations
For the six months ended June 30, 2007
(Unaudited)

Investment Income
Dividend income	$ 468,457
Interest income	12,584
Total Income	481,041

Expenses
Investment advisor fees (a)	200,475
12b-1 fees, Class C (a)	1,960
Administration expenses	18,596
Transfer agent expenses	13,790
Fund accounting expenses	12,706
Legal expenses	5,944
Registration expenses	5,546
Custodian expenses	4,187
Trustee expenses	2,728
CCO expenses	2,686
Pricing expenses	1,488
Insurance expenses	1,102
Miscellaneous expenses	1,091
Report printing expenses	652
Auditing expenses	185
Total Expenses	273,136
Fees waived and expenses reimbursed (a)	(70,700)
Net operating expenses	202,436
Net Investment Income	278,605

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities	1,064,648
Change in unrealized appreciation (depreciation) on investment securities	784,042
Net realized and unrealized gain on investment securities	1,848,690
Net increase in net assets resulting from operations	$ 2,127,295

(a) See Note 3 in the Notes to the Financial Statements.

Crawford Dividend Growth Fund
Statements of Changes In Net Assets

	Six Months ended
	June 30, 2007	Year ended
Increase (Decrease) in Net Assets Due To:	(Unaudited)	December 31, 2006
Operations:
Net investment income	$ 278,605	$ 547,857
Net realized gain on investment securities	1,064,648	198,271
Change in unrealized appreciation (depreciation) on investment securities	784,042	4,752,320
Net increase in net assets resulting from operations	2,127,295	5,498,448

Distributions to shareholders:
From net investment income, Class C	-	(2,265)
From net investment income, Class I	-	(542,251)
Change in net assets from distributions	-	(544,516)

Capital Share Transactions - Class C
Proceeds from sale of shares	18,905	41,064
Reinvestment of distributions	-	2,208
Shares redeemed	(13,804)	(86,320)
Net increase (decrease) in net assets resulting
from Class C share transactions	5,101	(43,048)

Capital Share Transactions - Class I
Proceeds from sale of shares	4,421,686	5,946,839
Reinvestment of distributions	-	531,058
Shares redeemed	(3,243,844)	(3,940,191)
Net increase in net assets resulting
from Class I share transactions	1,177,842	2,537,706

Net increase in net assets resulting
from share transactions	1,182,943	2,494,658

Total increase in Net Assets	3,310,238	7,448,590

Net Assets
Beginning of period	38,743,648	31,295,058

End of period	$ 42,053,886	$ 38,743,648

Accumulated undistributed net investment income	$ 281,946	$ 3,341

Capital Share Transactions - C Shares
Shares sold	1,496	3,730
Shares issued in reinvestment of distributions	-	180
Shares repurchased	(1,062)	(7,657)

Net increase (decrease) from capital share transactions	434	(3,747)

Capital Share Transactions - I Shares
Shares sold	352,337	538,609
Shares issued in reinvestment of distributions	-	43,352
Shares repurchased	(265,218)	(357,709)

Net increase from capital share transactions	87,119	224,252

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class C
Financial Highlights
(For a share outstanding during the period)

	Six months Ended June		Year Ended	Year Ended		Period Ended
	30, 2007 (Unaudited)		December 31, 2006	December 31, 2005		December 31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 12.19		$ 10.57	$ 11.14		$ 10.32
Income from investment operations:
Net investment income	0.02		0.07	0.06		0.07
Net realized and unrealized gain (loss)	0.60		1.62	(0.57)		0.84
Total from investment operations	0.62		1.69	(0.51)		0.91
Less Distributions to shareholders:
From net investment income	-		(0.07)	(0.06)		(0.08)
From net realized gain	-		-	-	(b)	(0.01)
Total distributions	-		(0.07)	(0.06)		(0.09)

Paid in capital from CDSC fees (c)	-		-	-		-

Net asset value, end of period	$ 12.81		$ 12.19	$ 10.57		$ 11.14

Total Return (d)	5.09%	(e)	16.02%	-4.54%		8.82%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 403		$ 379	$ 368		$ 232
Ratio of expenses to average net assets	2.00%	(f)	2.00%	2.00%		2.00%	(f)
Ratio of expenses to average net assets
before waiver & reimbursement	2.62%	(f)	2.76%	2.18%		6.06%	(f)
Ratio of net investment income to
average net assets	0.40%	(f)	0.57%	0.37%		1.45%	(f)
Ratio of net investment income to
average net assets before waiver & reimbursement	(0.22)%	(f)	(0.19)%	0.20%		(2.61)%	(f)
Portfolio turnover rate	18.07%		35.04%	34.53%		32.09%

(a) For the period January 27, 2004 (Commencement of Operations) to December 31, 2004.
(b) Distribution rounds to less than $0.005 per share
(c) CDSC fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(e) Not annualized.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund - Class I
Financial Highlights
(For a share outstanding during the period)
	Six Months Ended
	June		Year Ended	Year Ended		Period Ended
	30, 2007 (Unaudited)		December 31, 2006	December 31, 2005		December 31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 12.19		$ 10.58	$ 11.13		$ 10.00
Income from investment operations:
Net investment income	0.09		0.18	0.13		0.12
Net realized and unrealized gain (loss)	0.61		1.60	(0.55)		1.14
Total from investment operations	0.70		1.78	(0.42)		1.26
Less Distributions to shareholders:
From net investment income	-		(0.17)	(0.13)		(0.12)
From net realized gain	-		-	-	(b)	(0.01)
Total distributions	-		(0.17)	(0.13)		(0.13)

Net asset value, end of period	$ 12.88		$ 12.19	$ 10.58		$ 11.13

Total Return (c)	5.66%	(d)	16.86%	-3.74%		12.62%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 41,651		$ 38,365	$ 30,927		$ 22,604
Ratio of expenses to average net assets	1.00%	(e)	1.00%	1.00%		1.00%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.35%	(e)	1.50%	1.55%		2.52%	(e)
Ratio of net investment income to
average net assets	1.40%	(e)	1.60%	1.38%		2.47%	(e)
Ratio of net investment income to
average net assets before waiver & reimbursement	1.05%	(e)	1.10%	0.83%		0.95%	(e)
Portfolio turnover rate	18.07%		35.04%	34.53%		32.09%

(a) For the period January 5, 2004 (Commencement of Operations) to December 31, 2004.
(b) Distribution rounds to less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Crawford Dividend Growth Fund

Notes to the Financial Statements

June 30, 2007

(Unaudited)

NOTE 1.	ORGANIZATION

Crawford Dividend Growth Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on December 7, 2003. The Trust is a open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). Operations were authorized to commence on January 2, 2004. The investment objective of the Fund is to provide total return. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I. Class I shares were first offered to the public on January 5, 2004; and Class C shares were first offered to the public on January 27, 2004. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2007

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Contingent Deferred Sales Charges – With respect to Class C Shares, there is no initial sales charge on purchases; however, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2007

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) at 1.00% of its average daily net assets through its fiscal year ending December 31, 2007. For the six months ended June 30, 2007, the Advisor earned fees of $200,475 from the Fund, before waiver of fees. For the six months ended June 30, 2007, the Advisor waived fees of $70,700. At June 30, 2007, the Fund owed the Advisor $22,877.

Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.00% expense limitation. $70,700 may be subject to potential repayment by the Fund to the Advisor through December 31, 2010.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended June 30, 2007, Unified earned fees of $18,596 for administrative services provided to the Fund. As of June 30, 2007, the Fund owed Unified $3,262 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended June 30, 2007, Huntington National Bank earned fees of $4,187 for custody services provided to the Fund. As of June 30, 2007, the Fund owed Huntington National Bank $63 for custodian fees.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2007

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended June 30, 2007, Unified earned fees of $10,817 from the Fund for transfer agent services provided to the Fund and $2,973 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended June 30, 2007, Unified earned fees of $12,706 from the Fund for fund accounting services provided to the Fund. As of June 30, 2007, the Fund owed Unified $3,346 for transfer agent services, $1,566 in reimbursement of out-of-pocket expenses and $4,165 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the six months ended June 30, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

The Fund has adopted a Distribution Plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), under which the class is authorized to incur expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes up to 0.75% for distribution services and up to 0.25% for shareholder services. The 12b-1 payments are made to the Advisor, as the disbursing agent, to pay for eligible expenses. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan. The Plan is designed to promote the sale of shares of the Fund. The Plan is a compensation plan, which means that the compensation is provided regardless of 12b-1 expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund under the Plan. For the six months ended June 30, 2007, the Fund incurred 12b-1 expenses of $1,960. As of June 30, 2007, the Fund owed the Advisor $335 in 12b-1 fees.

NOTE 4.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2007

(Unaudited)

NOTE 4.	INVESTMENT TRANSACTIONS – continued

As of June 30, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $35,443,341.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2007, Ameritrade Inc., for the benefit of its customers, owned 34.28% of the Class I shares. First Clearing, LLC, for the benefit of its customers, owned 34.25% of the Class C shares and Morgan Keegan & Co., for the benefit of its customers, owned 65.75% of the Class C shares. Therefore, the foregoing entities may be deemed to control the Fund.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2006, the Fund paid an income distribution of $0.1747 per share to Class I shareholders of record on December 27, 2006.

On December 28, 2006, the Fund paid an income distribution of $0.0733 per share to Class C shareholders of record on December 27, 2006.

The tax character of distributions paid during the fiscal years 2006 and 2005 was as follows:

The Fund did not pay any distributions during the six months ended June 30, 2007.

Crawford Dividend Growth Fund

Notes to the Financial Statements – continued

June 30, 2007

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS – continued

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation as of December 31, 2006 was attributable primarily to the tax deferral of losses on wash sales in the amount of $89,891.

NOTE 8.	CAPITAL LOSS CARRYFORWARDS

At December 31, 2006, the Fund had available for federal income tax purposes an unused capital loss carryforward of $169,655, which is available for offset against future net capital gains through 2013. To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount will not be distributed to shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (800) 431-1716; or (2) from Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice President

J. Michael Landis, Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

June 30, 2007

(Unaudited)

Fund Advisor:

Gamble, Jones, Morphy & Bent

301 East Colorado Boulevard, Suite 802

Pasadena, California 91101

Toll Free 1-888-912-4562

Investment Results	(Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 31, 1998 (commencement of Fund operations) and held through June 30, 2007. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month-end may be obtained by call 1-888-912-4562.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets

The Fund invests primarily in common stocks of U.S. companies, which the Fund’s advisor believes offer superior prospects for growth.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees and Trustee fees and expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GJMB Growth Fund	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During the Period* January 1, 2007 – June 30, 2007
Actual	$1,000.00	$1,034.17	$6.22
Hypothetical **	$1,000.00	$1,018.68	$6.17

* Expenses are equal to the Fund’s annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before taxes.

GJMB Growth Fund
Schedule of Investments
June 30, 2007
(Unaudited)

Common Stocks - 92.17%	Shares	Value

Beverages - 4.85%
The Coca-Cola Co.	12,000	$ 627,720

Biological Products - 3.20%
Amgen, Inc. (a)	7,500	414,675

Computer Communications Equipment - 4.30%
Cisco Systems, Inc. (a)	20,000	557,000

Converted Paper & Paperboard Products - 4.65%
Kimberly-Clark Corp.	9,000	602,010

Crude Petroleum & Natural Gas - 3.76%
Royal Dutch Shell plc (b)	6,000	487,200

Electronic & Other Electrical Equipment - 6.67%
Emerson Electric Co.	7,000	327,600
General Electric Co.	14,000	535,920
		863,520

Fire, Marine & Casualty Insurance - 3.25%
American International Group, Inc.	6,000	420,180

National Commercial Banks - 6.38%
Bank of America Corp.	8,500	415,565
Citigroup, Inc.	8,000	410,320
		825,885

Petroleum Refining - 11.14%
BP plc (b)	7,500	541,050
Chevron Corp.	6,500	547,560
ConocoPhillips	4,500	353,250
		1,441,860

Pharmaceutical Preparations - 10.78%
Abbott Laboratories	9,000	481,950
Johnson & Johnson	7,500	462,150
Novartis AG (b)	3,500	196,245
Pfizer, Inc.	10,000	255,700
		1,396,045

Radio Broadcasting Stations - 0.05%
Citadel Broadcasting Corp.	998	6,437

Retail - Drug Stores and Proprietary Stores - 2.86%
Walgreen Co.	8,500	370,090

Retail - Eating & Drinking Places - 1.22%
Starbucks Corp. (a)	6,000	157,440

Retail - Variety Stores - 3.44%
Target Corp.	7,000	445,200

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Schedule of Investments - continued
June 30, 2007
(Unaudited)

Common Stocks - 92.17% - continued	Shares	Value

Semiconductors & Related Devices - 4.04%
Intel Corp.	22,000	$ 522,720

Services - Miscellaneous Amusement & Recreation - 3.43%
The Walt Disney Co.	13,000	443,820

Services - Prepackaged Software - 4.67%
Microsoft Corp.	20,500	604,135

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.25%
Procter & Gamble Co.	9,000	550,710

Surgical & Medical Instruments & Apparatus - 4.02%
3M Co.	6,000	520,740

Telephone Communications - 2.39%
Verizon Communications, Inc.	7,500	308,775

Trucking & Courier Services (No Air) - 2.82%
United Parcel Service, Inc. - Class B	5,000	365,000

TOTAL COMMON STOCKS (Cost $10,408,121)		11,931,162

Money Market Securities - 7.80%
Huntington Money Market Fund - Investment Shares, 4.21% (c)	1,009,852	1,009,852

TOTAL MONEY MARKET SECURITIES (Cost $1,009,852)		1,009,852

TOTAL INVESTMENTS (Cost $11,417,973) - 99.97%		$ 12,941,014

Other assets less liabilities - 0.03%		3,965

TOTAL NET ASSETS - 100.00%		$ 12,944,979

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at June 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

Assets
Investments in securities, at market value (cost $11,417,973)	$12,941,014
Interest receivable	3,518
Dividends receivable	13,592
Total assets	12,958,124

Liabilities
Accrued advisory fees	12,828
Accrued trustee fees	317
Total liabilities	13,145

Net Assets	$12,944,979

Net Assets consist of:
Paid in capital	$12,622,649
Accumulated undistributed net investment income	80,703
Accumulated net realized (loss) on investments	(1,281,414)
Net unrealized appreciation on investments	1,523,041

Net Assets	$12,944,979

Shares outstanding (unlimited amount authorized)	1,125,523

Net Asset Value, offering and redemption price per share	$ 11.50

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Statement of Operations
For the six months ended June 30, 2007
(Unaudited)

Investment Income
Dividend income (net of foreign taxes on dividends of $1,233)	$ 135,516
Interest income	17,941
Total Income	153,457

Expenses
Investment advisory fee	76,815
Trustee expenses	2,105
Total Expenses	78,920
Net Investment Income	74,537

Realized & Unrealized Gain
Net realized gain on investment securities	249,768
Change in unrealized appreciation (depreciation)
on investment securities	116,346
Net realized and unrealized gain on investment securities	366,114
Net increase in net assets resulting from operations	$ 440,651

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Statements of Changes In Net Assets

	Six Months
	ended June	Year ended
Increase in Net Assets Due to:	30, 2007 (Unaudited)	December 31, 2006
Operations
Net investment income	$ 74,537	$ 183,836
Net realized gain on investment securities	249,768	205,750
Change in unrealized appreciation (depreciation) on investment securities	116,346	1,137,150
Net increase in net assets resulting from operations	440,651	1,526,736

Distributions
From net investment income	-	(184,201)
Total distributions	-	(184,201)

Capital Share Transactions
Proceeds from shares sold	657,581	630,129
Reinvestment of distributions	-	179,581
Amount paid for shares repurchased	(860,362)	(2,091,249)
Net decrease in net assets resulting
from share transactions	(202,781)	(1,281,539)
Total Increase in Net Assets	237,870	60,996

Net Assets
Beginning of period	12,707,109	12,646,113

End of period	$12,944,979	$ 12,707,109

Accumulated undistributed net investment income included in net assets	$ 80,703	$ 6,166

Capital Share Transactions
Shares sold	59,044	61,273
Shares issued in reinvestment of distributions	-	16,134
Shares repurchased	(76,219)	(202,273)

Net decrease from capital share transactions	(17,175)	(124,866)

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund
Financial Highlights
(For a share outstanding during the period)

Selected Per Share Data	Six Months ended June 30, 2007 (Unaudited)		Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004	Year ended December 31, 2003	Year ended December 31, 2002

Net asset value, beginning of period	$ 11.12		$ 9.98	$ 9.89	$ 9.73	$ 8.24	$ 9.66
Income from investment operations
Net investment income	0.07		0.16	0.13	0.08	0.01	0.02
Net realized and unrealized gain (loss)	0.31		1.14	0.09	0.16	1.51	(1.44)
Total from investment operations	0.38		1.30	0.22	0.24	1.52	(1.42)
Less Distributions to Shareholders:
From net investment income	-		(0.16)	(0.13)	(0.08)	(0.03)	-
Total distributions	-		(0.16)	(0.13)	(0.08)	(0.03)	-

Net asset value, end of period	$ 11.50		$ 11.12	$ 9.98	$ 9.89	$ 9.73	$ 8.24

Total Return (a)	3.42%	(b)	13.05%	2.20%	2.42%	18.47%	-14.70%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 12,945		$ 12,707	$ 12,646	$ 13,416	$ 13,936	$ 11,049
Ratio of expenses to average net assets	1.23%	(c)	1.23%	1.24%	1.20%	1.20%	1.20%
Ratio of expenses to average net assets
before waiver & reimbursement	1.23%	(c)	1.23%	1.24%	1.21%	1.21%	1.22%
Ratio of net investment income to
average net assets	1.16%	(c)	1.48%	1.22%	0.75%	0.16%	0.24%
Ratio of net investment income to
average net assets before waiver & reimbursement	1.16%	(c)	1.48%	1.22%	0.74%	0.14%	0.22%
Portfolio turnover rate	8.66%		36.03%	162.82%	95.40%	81.15%	115.69%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(b) Not annualized.
(c) Annualized.

*See accompanying notes which are an integral part of these financial statements.

GJMB Growth Fund

Notes to the Financial Statements

June 30, 2007

(Unaudited)

NOTE 1.	ORGANIZATION

GJMB Growth Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003 the Fund acquired all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on December 31, 1998. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees (the “Board”). The investment objective of the Fund is long-term capital appreciation. The investment advisor to the Fund is Gamble, Jones, Morphy & Bent, Inc. (the “Advisor”).

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the company to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a

GJMB Growth Fund

Notes to the Financial Statements - continued

June 30, 2007

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Except for trustee fees, the trust-level expenses which are allocated to the Fund, are paid by the Advisor.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, or accreted, using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are primarily caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Trust does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

GJMB Growth Fund

Notes to the Financial Statements - continued

June 30, 2007

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor has entered into a Management Agreement (“Agreement”) with the Trust, pursuant to which the Advisor has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a "universal fee."  The Agreement states that the Fund, not the Advisor, is obligated to pay the following expenses:  brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of independent trustees and extraordinary or nonrecurring expenses.  The Agreement does not require the Advisor to pay indirect expenses incurred by the Fund, such as fees and expenses of other investment companies in which the Fund may invest. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.20% of the average value of its daily net assets. For the six months ended June 30, 2007, the Advisor earned a fee of $76,815 from the Fund. At June 30, 2007, the Fund owed the Advisor $12,828 for its advisory services.

The Fund retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).

Unified Financial Securities, Inc. (the “Distributor) acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor for the six months ended June 30, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

NOTE 4.	INVESTMENTS

For the six months ended June 30, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of June 30, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $11,417,973.

GJMB Growth Fund

Notes to the Financial Statements - continued

June 30, 2007

(Unaudited)

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2007, Charles Schwab & Co. and National Financial Services Corp., held in omnibus accounts for the benefit of their customers, 59.90% and 38.55%, respectively, of the Fund’s shares. As a result, they may be deemed to control the Fund.

NOTE 7.	CAPITAL LOSS CARRYFORWARD

At December 31, 2006, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,520,166, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Expiring December 31,	Amount
2010	$ 1,294,272
2011	$225,894

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2006, the Fund paid an income distribution of $0.1576 per share to shareholders of record on December 27, 2006. On March 29, 2006, an income dividend distribution of $0.0053 per share was paid to shareholders of record as of March 28, 2006.

The tax character of distributions paid during fiscal years 2006 and 2005 was as follows:

GJMB Growth Fund

Notes to the Financial Statements - continued

June 30, 2007

(Unaudited)

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS – continued

For the six months ended June 30, 2007, the Fund made no distributions.

As of December 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $11,016.

MANAGEMENT AGREEMENT RENEWAL – (Unaudited)

The Management Agreement (the “Agreement”) was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”) at an in-person meeting held on February 12, 2007.

The Trustees were directed to the Board materials, provided in advance of the meeting, which were compiled to assist them in their decision-making as required by Section 15(c) of the 1940 Act. The Trustees reviewed these materials, which included, among other information, reports comparing the Fund’s performance, investment advisory fee and total expense ratio to those of its peer group as selected by Unified, as well as performance comparisons with funds in the same Morningstar category. The Trustees indicated that they were satisfied with the performance of the Fund.

The Board then contacted a Principal of the Advisor to discuss the Fund's performance and the Advisor’s balance sheet and income statement. The Principal noted that there had been no changes in personnel, policies or processes at the Advisor. With regards to performance, he noted that although the Fund did not beat the S&P 500 Index, going forward he believed the Fund is well positioned in the market. The Principal advised the Trustees that he would provide that information to Unified under separate cover. He noted that the Advisor has a soft dollar relationship with the Bank of New York for research services but indicated that he expected the Advisor would eventually phase out soft dollar usage.

In determining whether to renew the Management Agreement on behalf of the Fund, the Trustees primarily considered that: (1) the Fund received solid management services from the Advisor; (2) the Advisor is financially stable; (3) the Advisor received a reasonable profit from the Management Agreement; (4) the Advisor does engage in soft dollar arrangements pursuant to which Fund brokerage transactions are directed to brokers who provide brokerage and research services to the Advisor for the benefit of the Advisor and other clients of the Advisor; and (5) although the Fund's management fee is slightly higher than the average of its peer group, the total fees incurred by Fund shareholders are reasonable because its total expense ratio (after the required payment of Fund expenses by the Advisor) is lower than the average ratio of its peer group. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the continuation of the Management Agreement between the Trust and the Advisor is in the best interests of the Fund and its shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 912-4562; or (2) from Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice President

J. Michael Landis, Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Gamble, Jones, Morphy & Bent

301 East Colorado Blvd.

Suite 802

Pasadena, CA 91101

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of July 9, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*___	/s/ Anthony Ghoston
Anthony Ghoston, President

Date	09/05/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*___ _/s/ Anthony Ghoston_

Anthony Ghoston, President

Date	____09/05/07________

By

*	/s/ J. Michael Landis

J. Michael Landis, Treasurer

Date	08/31/07